Financial Risk Management - Summary of Aging Analysis of Accounts Receivable (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure of financial assets that are either past due or impaired [line items]
Accounts receivables, net	$ 568,863	$ 16,861,111	$ 17,354,883
Financial assets past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Accounts receivables, net		1,341,068	994,063
Financial assets past due [member] | 1- 90 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Accounts receivables, net		1,322,342	933,715
Financial assets past due [member] | 91- 180 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Accounts receivables, net		15,165	54,947
Financial assets past due [member] | Over 180 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Accounts receivables, net		3,561	5,401
Financial assets impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Accounts receivables, net		11,933	1,695
Financial assets impaired [member] | 1- 90 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Accounts receivables, net		0	0
Financial assets impaired [member] | 91- 180 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Accounts receivables, net		10,238	0
Financial assets impaired [member] | Over 180 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Accounts receivables, net		1,695	1,695
Financial assets past due but not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Accounts receivables, net		1,329,135	992,368
Financial assets past due but not impaired [member] | 1- 90 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Accounts receivables, net		1,322,342	933,715
Financial assets past due but not impaired [member] | 91- 180 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Accounts receivables, net		4,927	54,947
Financial assets past due but not impaired [member] | Over 180 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Accounts receivables, net		$ 1,866	$ 3,706